Equity affiliates, other investments and related parties - Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance sheet
Receivables: Debtors and other debtors	$ 809	$ 545	$ 486
Receivables: Loans (excl. loans to equity affiliates)	113	89	42
Payables: Creditors and other creditors	1,347	662	968
Payables: Debts	2	3	2
Statement of income
Sales	4,250	3,134	4,127
Purchases	(13,473)	(7,183)	(10,158)
Financial income		1	4
Financial expense	$ (8)	$ (6)	$ (4)